ORGANIZATION, BACKGROUND AND SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2016 USD ($) state property segment property_unit	Sep. 30, 2015 USD ($)
Real Estate Properties
Number of states in which entity operates | state	10
Number of properties owned and operated | property	33
Number of units | property_unit	9,420
Number of units in real estate property, under construction | property	271
Number of units in real estate property, in lease up stage | property	350
Real estate investment property, net	$ 759,576	$ 591,727
Real estate investments, other	29,989
Mortgage loans on real estate	$ 19,500
Number of reportable segments | segment	2
Multi-family residential
Real Estate Properties
Real estate investment property, net	$ 783,084
Joint ventures | Purchase of properties | Multi-family residential
Real Estate Properties
Equity contribution in each transaction (as a percent)	80.00%
Building | Multi-family residential
Real Estate Properties
Real estate property, estimated useful life	30 years
Maximum
Real Estate Properties
Period from cessation of major construction activity to consider construction project as substantially completed	1 year
Maximum | Multi-family residential
Real Estate Properties
Operating leases, term of contract	1 year